February 22, 2018

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Fixed Income Funds (the Trust)
File No. 2-47371

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated February 1, 2018, filed pursuant to Rule 497(e), for the
Vanguard Real Estate II Index Fund, series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-9296.

Sincerely,

Anthony V. Coletta Jr
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa Larkin
U.S. Securities and Exchange Commission